PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation	¥ 59,703	¥ 35,094	¥ 97,954	¥ 55,396